PRODUCT WARRANTY LIABILITY - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Product Warranty Liability [Line Items]
Provision for base warranties issued	$ 8.6	$ 1.6	$ 5.9
Warranty accrual	14.0	$ 15.5	$ 23.9	$ 23.2
Fuel Heater Campaign
Product Warranty Liability [Line Items]
Provision for base warranties issued				$ 24.2	$ 24.2
Warranty accrual	$ 3.0